Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-6776 - Premier InnovationsSM
HV-6777 - Hartford 403(b) Cornerstone Innovations
HV-6778 - Premier InnovationsSM (Series II)

Supplement dated September 22, 2025 to Prospectuses dated May 1, 2025

This supplement is regarding the following funds, as applicable, in the above-referenced product prospectuses:

MassMutual Select T. Rowe Price Retirement 2005 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2010 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2015 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2020 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2025 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2030 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2035 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2040 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2045 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2050 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2055 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2060 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2065 Fund – Class M3
MassMutual Select T. Rowe Price Retirement Balanced Fund – Class M3
MassMutual Disciplined Growth Fund - Class R4
MassMutual International Equity Fund - Class R4
MassMutual Small Company Value Fund - Class R4

As described in respective prospectus supplements for each of the above MassMutual funds, as well as a product supplement we sent you on or about September 5, 2025, each fund noted above liquidated effective September 12, 2025.

If you were invested in one of the above funds and did not transfer your account value out of the fund(s) you were invested in—or your Plan did not transfer you to a new investment, if applicable—your shares were sold on September 12, 2025, at that day’s price, and we purchased shares of the American Century U.S. Government Money Market Fund - Class A on your behalf. You may transfer out of the American Century U.S. Government Money Market Fund without penalty within 30 days of this final notice.

If you would like a second copy of any of the above-referenced product prospectuses, or any of the fund prospectuses, or if you would like to complete a transfer or request a transfer form, please call 1-844-804-8989.

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-19